Due From/To Brokers	12 Months Ended
Dec. 31, 2011
Due From/To Brokers [Abstract]
Due From/To Brokers
4.	DUE FROM/TO BROKERS

At December 31, 2011 and 2010, due from and due to brokers balances in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.